Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net losses	$ 26,733	$ 34,945
Accumulated deficit	383,114		$ 356,381
Net cash used in operating and investing activities	27,100
Cash and cash equivalents	$ 113,098	$ 195,765	$ 117,662